Note 4 - Environmental and Reclamation Activities (Details) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jun. 30, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Increase Decrease In Accrued Reclamation					$ 193,200,000	$ 4,400,000
Liabilities Subject to Compromise, Provision for Expected and Allowed Claims					262,200,000		73,900,000	36,100,000
Other Accrued Liabilities					264,400,000
Payments for Legal Settlements	25,000,000	168,000,000
Litigation Settlement, Amount						15,000,000
Surety Bond Maintenance Fees	400,000	600,000
Incurred Response Costs				5,300,000
Estimated Response Costs			4,500,000	2,700,000
Accrued Reclamation And Closure Costs Total					318,797,000	113,215,000		153,811,000	131,201,000
Remaining Payment Obligation						32,900,000
Surety Bonds						30,000,000
Minimum Risk Free Interest Rate [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Risk Free Interest Rate						6.00%
Maximum Risk Free Interst Rate [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Risk Free Interest Rate						8.00%
Series 1 And 3 Warrants [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Liabilities Subject to Compromise, Provision for Expected and Allowed Claims						55,500,000
Maximum Potentail Liability [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Estimated Response Costs				6,800,000
Undiscounted Costs [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Liabilities Subject to Compromise, Provision for Expected and Allowed Claims								$ 53,400,000
Minimum [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Investment Warrants, Exercise Price (in Dollars per share)						$ 2.41
Legal Obligation Accrued Interest Rate						0.69%
Maximum [Member]
Note 4 - Environmental and Reclamation Activities (Details) [Line Items]
Investment Warrants, Exercise Price (in Dollars per share)						$ 2.52
Legal Obligation Accrued Interest Rate						0.78%